INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loss for the year	$ 20,106,911	$ 5,270,719	$ 5,603,314
Recovery of income tax and statutory rates	6,836,350	1,792,045	1,905,127
Foreign tax rate differential	(3,522,620)	(693,291)	(814,927)
Income (losses) not subject to tax	(1,884,045)	(302,741)	(444,506)
Expenses not deductible for tax	(42,936)	0	0
Other	649,197	42,702	0
Change in valuation allowance	(2,035,946)	(838,714)	(645,694)
Income Tax Reconciliation, Other Reconciling Items	$ 0	$ 0	$ 0